COLLATERALIZED TRANSACTIONS (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Collateralized Financings [Abstract]
Total client margin asset	$ 1,759,500,650	$ 1,626,260,131
Fulfillment of client margin financings	202,004,165	168,840,684
Fulfillment of client short sales	31,612,750	21,492,878
Securities lending to other brokers	392,897,973	434,780,528
Total collateral repledged	$ 626,514,888	$ 625,114,090